SUBSEQUENT EVENTS (Details) - Subsequent Events - Plutus Merger Sub Inc. $ / shares in Units, shares in Millions	Jan. 07, 2021 USD ($) $ / shares shares
SUBSEQUENT EVENTS
Common Stock, Par or Stated Value Per Share	$ 0.0001
Aggregate merger consideration | $	$ 6,569,840,376
Share price (per share)	$ 10.00
Aggregate number of shares to be repurchased | shares	122.5